Leases - Right of use assets and lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets - Property and equipment
Right-of-use assets	€ 46,369	€ 51,394	€ 20,409
Lease liabilities - Loans and borrowings
Current	9,968	9,537
Non-current	36,697	40,414
Office buildings
Right-of-use assets - Property and equipment
Right-of-use assets	46,369	51,394
Other facilities and equipment
Right-of-use assets - Property and equipment
Right-of-use assets	€ 500	€ 318